Income Taxes - Summary of Significant Portions of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Deferred revenue, accruals and reserves	$ 586	$ 681	$ 396
Depreciation and amortization	83	69	51
Net operating loss carryforwards	50	87	178
Total deferred tax assets	719	837	625
Less: valuation allowance	(51)	(126)	(573)
Deferred tax assets, net	668	711	52
Deferred tax liabilities:
Prepaid expense	(34)	0	0
Deferred tax liabilities	$ (34)	$ 0	$ 0